SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the period	$ 49,573	$ 28,382
Provision	8,167	21,191
Ending balance	57,740	49,573
Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the period	56	47
Provision		9
Ending balance	$ 56	$ 56